COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
Aggregate minimum rental commitments under non-cancelable leases as of December 31, 2013 are as follows:

Period ending December 31, 2013	Facilities	Vehicles	Total
2014	121	5	126
2015	121	-	121
2016	90	-	90
	332	5	337